8. LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Loss Per Share Tables
Components of loss per share

Components of net loss per share for the year ended December 31, 2013 and 2012 are as follows:

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
		(Restated)
Net income (loss) attributable to common stockholders	$(3,037,594)	$(696,357)

Basic and fully diluted loss per common share	$(0.07)	$(0.01)

Basic and fully diluted weighted average common shares outstanding	45,327,116	47,646,411